Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2023
Operational Ratios
Schedule of financial conglomerate

	Financial Conglomerate
Thousand of reais	2023	2022	2021
Tier I Regulatory Capital	81,259.1	75,943.7	76,969.9
Principal Capital	75,042.8	69,229.0	69,919.8
Supplementary capital	6,216.3	6,714.7	7,050.1
Tier II Regulatory Capital	13,644.2	13,109.8	12,591.3
Regulatory Capital (Tier I and II)	94,903.3	89,053.5	89,561.2
Credit Risk (1)	560,780.9	559,230.6	527,119.3
Market Risk (2)	33,002.7	19,332.1	15,122.2
Operational Risk	60,491.1	60,073.2	58,499.8
Total RWA (3)	654,274.7	638,635.9	600,741.3
Basel I Ratio	12.43	11.89	12.81
Basel Principal Capital	11.48	10.84	11.64
Basel Regulatory Capital	14.51	13.94	14.91
(1)	Credit risk exposures subject to capital requirement calculations under the standardized approach (RWACPAD) are based on the procedures established by BCB Resolution No. 229, dated May 12, 2022.
(2)	Includes the portions for market risk exposures subject to variations in foreign currency coupon rates (RWAjur2), price indices (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified in the trading portfolio (RWAacs) and portions for exposure to gold, foreign currency and transactions subject to exchange variation (RWAcam).
(3)	Risk-Weighted Assets